Shareholders' equity - Authorized capital (Details) € in Thousands	May 19, 2015 EUR (€) item
Authorized Capital 2015/I
Shareholders' equity
Minimum number of occasions to increase share capital | item	1
Maximum increase in authorised capital | €	€ 35,000
Authorized Capital 2015/II
Shareholders' equity
Minimum number of occasions to increase share capital | item	1
Maximum increase in authorised capital | €	€ 25,000
Maximum increase in capital (as a percent)	10.00%